IMPAIRMENT OF ASSETS - Results of Tests Performed, Sensitivity Analysis and Key Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying amount allocated to the asset group:
Goodwill	$ 107,714,000	$ 41,690,000	$ 30,841,000
December 31, 2018
Income tax rate	28.40%	28.80%	29.50%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Impairment loss due to changes in assumptions	$ 0	$ 0
T&F Group
Carrying amount allocated to the asset group:
Goodwill	101,769,000	41,690,000
Intangible assets with indefinite useful lives	13,841,000	7,964,000
December 31, 2018
Recoverable amount	$ 1,428,909,000	$ 971,752,000
Annual revenue growth rate year 1	13.00%	10.20%
Annual revenue growth rate year 2		2.50%
Annual revenue growth rate year 3		2.50%
Annual revenue growth rate year 4		2.50%
Annual revenue growth rate thereafter		2.50%
Discount rate	8.80%	10.60%
Cash flows beyond the five-year period have been extrapolated using a steady growth rate	2.50%	2.50%
Income tax rate	25.00%	23.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	10.10%	6.60%
Annual revenue growth rate year 2	0.00%	0.00%
Annual revenue growth rate year 3	0.00%	0.00%
Annual revenue growth rate year 4	0.00%	0.00%
Annual revenue growth rate thereafter	0.00%	0.00%
Discount rate	11.00%	12.00%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%	1.00%
Income tax rate	35.00%	39.00%
T&F Group | Bottom of range
December 31, 2018
Annual revenue growth rate year 2	2.50%
Annual revenue growth rate year 3	2.50%
Annual revenue growth rate year 4	2.50%
Annual revenue growth rate thereafter	2.50%
T&F Group | Top of range
December 31, 2018
Annual revenue growth rate year 2	3.30%
Annual revenue growth rate year 3	3.30%
Annual revenue growth rate year 4	3.30%
Annual revenue growth rate thereafter	3.30%
ECP Group
Carrying amount allocated to the asset group:
Goodwill	$ 5,945,000
Intangible assets with indefinite useful lives	0
December 31, 2018
Recoverable amount	$ 188,736,000
Annual revenue growth rate year 1	32.80%
Annual revenue growth rate year 2	7.60%
Annual revenue growth rate year 3	2.50%
Annual revenue growth rate year 4	2.50%
Annual revenue growth rate thereafter	2.50%
Discount rate	11.60%
Cash flows beyond the five-year period have been extrapolated using a steady growth rate	2.50%
Income tax rate	27.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	30.50%
Annual revenue growth rate year 2	3.60%
Annual revenue growth rate year 3	1.00%
Annual revenue growth rate year 4	1.00%
Annual revenue growth rate thereafter	1.00%
Discount rate	13.10%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%
Income tax rate	37.00%